TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
In respect of:
Net operating loss carry forward	$ 40,779	$ 39,280
Research and development expenses	3,254	5,153
Other	661	875
Less - valuation allowance	$ (44,694)	(45,308)	$ (43,053)	$ (34,947)
Net deferred tax assets